DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

July 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company

       Post-Effective Amendment No. 1 to

       Form S-3 Registration Statement

       Registration Statement No. 333-236445

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 1 to Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”).

Please note that the prospectus supplements contained in the Registration Statement will also be filed separately by 497 on Form N-4 by Separate Account No. 49 of Equitable Financial.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith

Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104